Cash and Cash Equivalents (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Consolidated
	2023	2022
	$	$
Cash at bank and on hand	33,363,228	37,500,931
	33,363,228	37,500,931
Cash at bank earns interest at floating rates based on daily bank deposit rates.
Reconciliation of loss for the year to net cash flows from operating activities:
Loss after income tax	(19,979,558)	(14,903,909)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based payments	3,191,640	1,464,550
Depreciation and amortisation	130,946	-
Foreign exchange gain	(6,428)	(594,394)
Changes in net assets and liabilities:
(Increase)/Decrease in receivables	7,240	(92,320)
(Increase)/Decrease in other current assets	(951,221)	53,447
Increase/(Decrease) in trade payables and accrued expenses	1,561,321	1,111,080
Increase/(Decrease) in other liabilities	103,235	154,173
Cash flows used in operations	(15,942,825)	(12,807,373)

	Consolidated
	2022	2021
	$	$
Cash at bank and on hand	37,500,931	9,123,617
	37,500,931	9,123,617
Cash at bank earns interest at floating rates based on daily bank deposit rates.
Reconciliation of loss for the year to net cash flows from operating activities:
Loss after income tax	(14,903,909)	(11,372,799)
Non-cash based expenses:
Share-based payments	1,464,550	600,043
Depreciation and amortisation	-	-
Non-cash expense for investor relation services	-	3,781,344
Release of Gameday reserve of sales refund	-	(15,484)
Other non-cash expenses	(594,394)	91,354
Changes in net assets and liabilities:
(Increase)/Decrease in receivables	(92,320)	214,903
(Increase)/Decrease in inventory	-	183,159
Decrease in other current assets	53,447	172
Increase/(Decrease) in trade payables and accrued expenses	1,111,080	(291,311)
Increase/(Decrease) in other liabilities	154,173	(101,161)
Cash flows used in operations	(12,807,373)	(6,909,780)